Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Crescent Biopharma, Inc.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-36177
Entity Tax Identification Number	06-1686563
Entity Address, Address Line One	300 Fifth Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	430-5595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.001 par value per share
Trading Symbol	CBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001253689
Amendment Flag	false